Fair Value of Other Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Receivable - Carrying Value	$ 26.2	$ 12.1
Notes Receivable - Fair Value	28.4	14.9
Debt Obligations - Carrying Value	16,627.9	12,472.0
Debt Instrument, Fair Value Disclosure	16,975.7	12,684.7
Senior Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Obligations - Carrying Value	14,838.3	12,406.1
Debt Instrument, Fair Value Disclosure	15,184.4	12,618.8
Term Loan [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Obligations - Carrying Value	823.3
Debt Instrument, Fair Value Disclosure	825.0
Commercial Paper Programs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Obligations - Carrying Value	953.3	49.6
Debt Instrument, Fair Value Disclosure	953.3	49.6
Other Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Obligations - Carrying Value	13.0	16.3
Debt Instrument, Fair Value Disclosure	$ 13.0	$ 16.3